SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2023
Notes and other explanatory information [abstract]
SUBSEQUENT EVENTS

22. SUBSEQUENT EVENTS

On November 2, 2023, the Company commenced an underwritten public offering in the United States (the “U.S. Offering”). Concurrently, the Company also commenced an offering in Canada (the “LIFE Offering” and, together with the U.S. Offering, the “Offering”). The Offering consists of common shares of the Company and warrants to purchase common shares and is subject to market conditions.